REPURCHASE OF ORDINARY SHARES (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2014 American Depositary Shares [Member] CNY	Dec. 31, 2013 American Depositary Shares [Member] CNY	Dec. 31, 2012 American Depositary Shares [Member] CNY	Dec. 31, 2011 American Depositary Shares [Member] USD ($)	Dec. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, shares of common stock approved for repurchase					$ 30,000,000
Repurchase of shares of the Company (in shares)		430,800	430,800	173,570		1,723,200	1,723,200	694,280
Repurchase of shares of the Company	5,521,130	13,875,553	13,875,553	5,521,130